Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Other Assets [Abstract]
Summary of Other Assets

	2023	2024
Other financial assets:
Settlement with brokers	30,687	24,853
Receivables from VISA and Master Card	4,159	2,782
Prepayments for customers online transactions	3,947	594
Other	7,502	8,824

Total other financial assets	46,295	37,053
Less: allowance for impairment losses (Note 7)	(4,761)	(7,260)

Total net other financial assets	41,534	29,793

Other non-financial assets:
Prepayments for goods and services	23,339	55,683
Goodwill (Note 13)	34,078	17,438
Investment property	16,065	14,619
Inventory	14,370	16,195
Taxes receivable	6,433	5,818
Other	658	1,460

Total other non-financial assets	94,943	111,213
Less: allowance for impairment losses	(879)	(1,310)

Total net other non-financial assets	94,064	109,903

Total other assets	135,598	139,696

Summary of Investment Property Movement

Investment property movement is presented as follows:

	2023	2024

Cost
As at 1 January	17,954	17,328
Additions	21	19
Disposals	(647)	(1,433)
As at 31 December	17,328	15,914

Accumulated depreciation
As at 1 January	(1,125)	(1,263)
Depreciation charge	(219)	(210)
Disposals	81	178
As at 31 December	(1,263)	(1,295)

Net book value	16,065	14,619